Summary of significant accounting policies Recently Issued and Applicable Accounting Pronouncements - Production and Ad Valorem taxes (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Production Tax
Production taxes	$ 0.1	$ 26.9	$ 17.1	$ 6.0